PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	4.00%
Increased import duty (as a percent)	28
Provision for Universal Telecommunications Services Fund	R$ 4,399,325	R$ 4,411,759
Provision under fund for Technological Development of Telecommunications	764,655	723,105
Provision for Telecommunications Inspection Fund	2,744,617	2,607,128
Amount of fine imposed by ANATEL lawsuit	211,576,000
Interest and correction amount on fine imposed by ANATEL lawsuit	485,828,000	475,151,000
Variation in possible losses	983,720
Estimated amount of arbitration procedure	R$ 257,653
Minimum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	11.00%
Labor
PROVISIONS AND CONTINGENCIES
Provisions	R$ 499,710	547,874
Possible losses	1,435,790	452,070
Tax
PROVISIONS AND CONTINGENCIES
Provisions	1,799,252	1,575,949
Federal (1)	622,246	573,229
State	625,019	466,164
Municipal	37,506	34,915
FUST	514,481	501,641
Possible losses	29,368,422	26,104,867
Federal (1)	3,257,998	2,233,733
State	17,447,000	15,460,028
Municipal	754,827	669,114
FUST, FUNTTEL and FISTEL	7,908,597	7,741,992
Civil
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	871,951	797,448
Possible losses	3,374,200	3,495,010
Supplement of share proceedings	290,993	297,641
Relating to failure to supply services and/or products sold	240,810	211,865
Civil proceedings of a non-consumer nature	340,148	287,942
Claims at several levels, related to service rendering rights	3,374,200	3,495,010,626
Daily fine in case of noncompliance	R$ 10
Percentage of charge on interconnection services	2.00%
Regulatory
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 1,207,331	1,145,736
Possible losses	R$ 5,617,806	R$ 5,645,107